Investment Objectives and Goals	Jul. 29, 2025
DEFENSIVE STRATEGY FUND - Class F Prospectus | SAAT DEFENSIVE STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	DEFENSIVE STRATEGY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Manage risk of loss while providing current income and opportunity for limited capital appreciation.
DEFENSIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT DEFENSIVE STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	DEFENSIVE STRATEGY ALLOCATION FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Generate investment income while providing opportunity for capital appreciation.
CONSERVATIVE STRATEGY FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	CONSERVATIVE STRATEGY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Manage risk of loss while providing the opportunity for modest capital appreciation.
CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	CONSERVATIVE STRATEGY ALLOCATION FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Generate investment income while providing opportunity for capital appreciation.
MODERATE STRATEGY FUND - Class F Prospectus | SAAT MODERATE STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	MODERATE STRATEGY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation, while managing the risk of loss.
MODERATE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT MODERATE STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	MODERATE STRATEGY ALLOCATION FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Provide the opportunity for capital appreciation with some opportunity to generate income.
AGGRESSIVE STRATEGY FUND - Class F Prospectus | SAAT AGGRESSIVE STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	AGGRESSIVE STRATEGY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.
TAX-MANAGED AGGRESSIVE STRATEGY FUND - Class F Prospectus | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	TAX-MANAGED AGGRESSIVE STRATEGY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.
CORE MARKET STRATEGY FUND - Class F Prospectus | SAAT CORE MARKET STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	CORE MARKET STRATEGY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation while maintaining broad equity and fixed income market participation.
CORE MARKET STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CORE MARKET STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	CORE MARKET STRATEGY ALLOCATION FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Provide the opportunity for capital appreciation with some opportunity to generate income.
MARKET GROWTH STRATEGY FUND - Class F Prospectus | SAAT MARKET GROWTH STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	MARKET GROWTH STRATEGY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation while maintaining broad equity and fixed income market participation.
MARKET GROWTH STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	MARKET GROWTH STRATEGY ALLOCATION FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Provide the opportunity for capital appreciation with some opportunity to generate income.
DEFENSIVE STRATEGY FUND - Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	DEFENSIVE STRATEGY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Manage risk of loss while providing current income and opportunity for limited capital appreciation.
CONSERVATIVE STRATEGY FUND - Class D Prospectus | SAAT CONSERVATIVE STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	CONSERVATIVE STRATEGY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Manage risk of loss while providing the opportunity for modest capital appreciation.
MODERATE STRATEGY FUND - Class D Prospectus | SAAT MODERATE STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	MODERATE STRATEGY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation, while managing the risk of loss.
AGGRESSIVE STRATEGY FUND - Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	AGGRESSIVE STRATEGY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.
CORE MARKET STRATEGY FUND - Class D Prospectus | SAAT CORE MARKET STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	CORE MARKET STRATEGY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation while maintaining broad equity and fixed income market participation.
MARKET GROWTH STRATEGY FUND - Class D Prospectus | SAAT MARKET GROWTH STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	MARKET GROWTH STRATEGY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation while maintaining broad equity and fixed income market participation.
DEFENSIVE STRATEGY FUND - Class I Prospectus | SAAT DEFENSIVE STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	DEFENSIVE STRATEGY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Manage risk of loss while providing current income and opportunity for limited capital appreciation.
CONSERVATIVE STRATEGY FUND - Class I Prospectus | SAAT CONSERVATIVE STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	CONSERVATIVE STRATEGY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Manage risk of loss while providing the opportunity for modest capital appreciation.
MODERATE STRATEGY FUND - Class I Prospectus | SAAT MODERATE STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	MODERATE STRATEGY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation, while managing the risk of loss.
AGGRESSIVE STRATEGY FUND - Class I Prospectus | SAAT AGGRESSIVE STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	AGGRESSIVE STRATEGY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.
CORE MARKET STRATEGY FUND - Class I Prospectus | SAAT CORE MARKET STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	CORE MARKET STRATEGY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation while maintaining broad equity and fixed income market participation.
MARKET GROWTH STRATEGY FUND - Class I Prospectus | SAAT MARKET GROWTH STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	MARKET GROWTH STRATEGY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation while maintaining broad equity and fixed income market participation.